FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value disclosure
Asset impairment charges	¥ 0	¥ 0	¥ 0
Wealth management products | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	4,640,283	2,783,212
Long-term investments	100,778	354,135
Listed equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	1,863	1,325
Unlisted equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Long-term investments	151,714	149,588
Quoted prices in active markets for identical assets (Level 1) | Listed equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	1,863	1,325
Significant other observable inputs (Level 2) | Wealth management products | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	4,640,283	2,783,212
Long-term investments	100,778	354,135
Significant unobservable inputs (Level 3) | Unlisted equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Long-term investments	¥ 151,714	¥ 149,588